UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	4/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Cash Management Plus
Statement of Investments
April 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--102.0%	Amount ($)		Value ($)

Alabama--4.8%

Jefferson County, Limited Obligation School
Warrants, VRDN 3.04% (Insured; AMBAC
and Liquidity Facility; DEPFA Bank PLC)	34,500,000	a	34,500,000
Mcintosh Industrial Development Board
Environmental Improvement Revenue
Refunding, VRDN
(CIBA Specialty Chemicals) 3.11%	4,700,000	a	4,700,000

Arizona--5.0%

Maricopa County Industrial Development Authority
MFHR, VRDN:
Refunding (San Martin Apartments Project) 3.02%
(Insured; FNMA and Liquidity Facility; FNMA)	6,500,000	a	6,500,000
(San Clemente Apartments Project) 3.28%
(Insured; FNMA and Liquidity Facility; FNMA)	1,010,000	a	1,010,000
Phoenix Civic Improvement Corporation, Airport Revenue
VRDN, Merlots Program 3.13% (Insured; FGIC
Liquidity Facility; Wachovia Bank)	4,675,000	a	4,675,000
Roaring Fork Municipal Products, Revenue, VRDN
COP 3.07% (Insured; MBIA and Liquidity Facility;
The Bank of New York)	8,110,000	a	8,110,000
Salt River Project Agricultural Improvement and Power
District, Water and Sewer Revenue, CP:
2.35%, 5/12/2005 (Liquidity Facility: Bank of America,
Bank One, Citigroup Inc., JPMorgan Chase Bank,
Marshall and Ilsley Bank and Wells Fargo Bank)	10,000,000		10,000,000
2.40%, 5/18/2005 (Liquidity Facility; Bank of America,
Bank One, Citigroup Inc., JPMorgan Chase Bank,
Marshall and Ilsley Bank and Wells Fargo Bank)	10,000,000		10,000,000

California--2.6%

FHLMC Multifamily VRDN Certificates
Housing Revenue, VRDN 3.09%
(Liquidity Facility; FHLMC and LOC; FHLMC)	16,839,109	a	16,839,109
Golden State Tobacco Securitization Corporation
Tobacco Settlement Revenue, VRDN 3.08%
(Liquidity Facility; Merrill Lynch)	4,000,000	a	4,000,000

Colorado--4.4%

Colorado Health Facilities Authority, Health Care
Facilities Revenue, VRDN (Christian Living Campus)
3.03% (LOC; HSH Nordbank)	9,875,000	a	9,875,000
Colorado Housing and Finance Authority, Revenue

VRDN 3.09% (Liquidity Facility; FHLB and LOC;
CDC Funding Corp.)	10,000,000	a	10,000,000
Denver City and County, Airport Revenue, Refunding
VRDN 3.05% (Insured; MBIA and Liquidity
Facility; Bank One)	5,000,000	a	5,000,000
Southern Ute Indian Tribe of Southern Ute Indian
Reservation, Industrial Revenue, VRDN 3.10%	11,000,000	a	11,000,000

Connecticut--.4%

Town of Westbrook, GO Notes, BAN 3.50%, 10/15/2005	3,600,000		3,620,453

Delaware--.5%

Delaware Economic Development Authority
Private Schools Revenue, VRDN
(St. Anne's Episcopal School Project)
3.10% (LOC; Wilmington Trust Co.)	4,000,000	a	4,000,000

Florida--6.7%

Florida Municipal Power Agency, Electric Revenue
CP 2.40%, 5/17/2005 (LOC; Wachovia Bank)	7,218,000		7,218,000
City of Jacksonville:
Educational Facilities Revenue
VRDN (Edward Waters College Project)
3.05% (LOC; Wachovia Bank)	4,400,000	a	4,400,000
Electric Revenue, CP 2.05%, 5/20/2005
(Liquidity Facility; Landesbank Hessen-
Thuringen Girozentrale)	15,000,000		15,000,000
Martin County, PCR, Refunding, VRDN
(Florida Power and Light Co. Project) 3.12%	10,100,000	a	10,100,000
Miami-Dade County Industrial Development Authority
IDR, VRDN (Fine Art Lamps Project) 3.05%
(LOC; SunTrust Bank)	4,050,000	a	4,050,000
Orange County Housing Finance Authority
Homeowner Revenue, VRDN 3.13%
(Insured: FNMA and GNMA and Liquidity
Facility; Lehman Liquidity LLC)	4,705,000	a	4,705,000
Orange County Industrial Development Authority, IDR
VRDN (Central Florida YMCA Project)
3.05% (LOC; Bank of America)	4,300,000	a	4,300,000
Southeast Volusia Hospital District, Health Care
Facilities Revenue (Bert Fish Medical Center)
3.03% (LOC; South Trust Bank)	4,800,000	a	4,800,000

Georgia--3.4%

City of Atlanta, Airport Revenue, Refunding, VRDN
(Insured; MBIA and Liquidity Facility; Bayerische
Landesbank)	15,000,000	a	15,000,000
Atlanta Urban Residential Finance Authority
MFHR, VRDN:
(Auburn Glenn Apartments) 3.05%
(LOC; Wachovia Bank)	5,000,000	a	5,000,000

(Lindbergh City Center Apartments) 3.06%
(LOC; Regions Bank)	5,000,000	a	5,000,000
Metropolitan Rapid Transit Authority, Transportation
Revenue, CP 2.35%, 5/10/2005
(LOC; Dexia Credit Locale)	2,500,000		2,500,000

Idaho--.6%

Idaho Housing and Finance Association
SFMR 2.50%, 2/1/2006
(Liquidity Facility; Lloyds TSB Bank PLC)	5,000,000		5,000,000

Illinois--9.3%

City of Chicago, IDR, VRDN
(Victoria Limited LLC Project) 3.09%
(LOC; ABN-AMRO)	3,650,000	a	3,650,000
State of Illinois, GO Notes:
3%, 6/3/2005	20,000,000		20,017,074
VRDN, Merlots Program 3.08% (Insured; FGIC
and Liquidity Facility; Wachovia Bank)	5,370,000	a	5,370,000
Illinois Educational Facilities Authority, Revenue
VRDN (Lake Forest Graduate School)
3.01% (LOC; Fifth Third Bank)	5,000,000	a	5,000,000
Illinois Health Facilities Authority, Health Care Facilities
Revenue, CP (Evanston Hospital Corp.):
2%, 5/12/2005	5,000,000		5,000,000
2.05%, 5/19/2005	5,000,000		5,000,000
Regional Transportation Authority, Transportation
Revenue, Refunding 2.80%, 6/1/2005
(Liquidity Facility; DEPFA Bank PLC)	9,410,000		9,410,000
Roaring Fork Municipal Products, Revenue, VRDN
3.14% (Insured; FNMA and Liquidity Facility;
The Bank of New York)	13,565,000	a	13,565,000
Upper Illinois River Valley Development Authority
SWDR, VRDN (Exolon-Esk Co. Project)
3.07% (LOC; Bank of America)	8,405,000	a	8,405,000

Indiana--4.2%

City of Hammond, Sewer and Solid Waste Disposal
Revenue, Refunding, VRDN
(Cargill Inc. Project) 3.07%	6,500,000	a	6,500,000
Indiana Educational Facilities Authority
College and University Revenue, VRDN
(Martin University Project)
3.02% (LOC; Key Bank)	3,370,000	a	3,370,000
Indiana Toll Road Commission
Toll Road Revenue, VRDN, Merlots Program 3.08%
(Liquidity Facility; Wachovia Bank)	3,350,000	a,b	3,350,000
Indianapolis Local Public Improvement Bond Bank
Revenue 3%, 7/6/2005	7,975,000		7,989,701
St. Joseph County, Health Care Facility Revenue, VRDN
(South Bend Medical Foundation Project)

3.07% (LOC; National City Bank)	3,130,000	a	3,130,000
County of Vanderburgh, EDR, VRDN (Arbors Apartments
Project) 3.08% (LOC; ABN-AMRO)	9,575,000	a	9,575,000

Iowa--2.2%

State of Iowa, Revenue, TRAN 3%, 6/30/2005	5,000,000		5,009,554
Iowa Finance Authority, SFMR
Banked Securities Program 2.06%, 6/1/2005
(Liquidity Facility; State Street Bank and Trust Co.)	4,500,000		4,500,000
Iowa School Corporations, Revenue, TAN
Iowa School Cash Anticipation Program
3%, 6/30/2005 (Insured; FSA)	8,000,000		8,012,948

Kansas--.4%

City of Mission, MFHR, Refunding, VRDN
(The Falls Apartments Project) 3.11% (Insured; FNMA)	3,350,000	a	3,350,000

Kentucky--4.6%

Kenton County Airport Board, Special Facilities Revenue
VRDN (Airis Cincinnati LLC) 3.10% (LOC; Deutsche
Bank)	27,000,000	a	27,000,000
Kentucky Asset Liability Commission, General Fund
Revenue, TRAN 3%, 6/29/2005	10,000,000		10,016,583

Maine--1.1%

City of Auburn, Obligation Securities Revenue, VRDN
(J&A Properties) 3.07% (LOC; Citizens Bank of
Massachusetts)	2,720,000	a	2,720,000
Finance Authority of Maine, Private Schools Revenue
VRDN (Kents Hill School) 3.02%
(LOC; Allied Irish Banks)	6,000,000	a	6,000,000

Maryland--.3%

Maryland Economic Development Corporation, Revenue
Refunding, VRDN (United Cerebral Palsy Project)
3.11% (LOC; M&T Bank)	2,229,500	a	2,229,500

Massachusetts--.8%

Koch Certificates of Trust, Revenue, VRDN 3.09%
(Insured; AMBAC and Liquidity Facility; State
Street Bank & Trust Co.)	1,680,000	a	1,680,000
Massachusetts Development Finance Agency
Revenue, VRDN (North Field Mount Hermon)
3.10% (Insured; Radian Bank and Liquidity Facility;
Bank of America)	5,000,000	a	5,000,000

Michigan--3.2%

State of Michigan, GO Notes 3.50%, 9/30/2005	5,000,000		5,030,717

Michigan Hospital Finance Authority
Revenue, VRDN:
(Chelsea Community Hospital)
3.02% (LOC; National City Bank)	3,685,000	a	3,685,000
Health Care Equipment Loan
Program 3.03% (LOC; ABN-AMRO)	5,000,000	a	5,000,000
Michigan Strategic Fund, LOR, VRDN:
(HME Inc. Project) 3.08% (LOC; Fifth Third Bank)	2,300,000	a	2,300,000
(Peckham Vocational Industries Project)
3.09% (LOC; ABN-AMRO)	2,425,000	a	2,425,000
(PFG Enterprises Inc. Project)
3.29% (LOC; Huntington NB)	3,080,000	a	3,080,000
Oakland County Economic Development Corporation
LOR, VRDN (Michigan Seamless Tube LLC)
3.15% (LOC; ABN-AMRO)	4,000,000	a	4,000,000

Minnesota--1.9%

Minnesota Housing Finance Agency, Revenue
(Residential Housing Finance):
2.30%, 12/14/2005	5,000,000		5,000,000
VRDN 3.05% (Liquidity Facility; Lloyds
TSB Bank PLC)	6,000,000	a	6,000,000
City of Rochester, Health Care Facilities Revenue
CP 2.07%, 6/9/2005 (LOC; Mayo Foundation)	4,000,000		4,000,000

New Mexico--.7%

County of Dona Ana, IDR, VRDN (Foamex Products Inc.
Project) 3.07% (LOC; Bank of Nova Scotia)	5,900,000	a	5,900,000

North Carolina--.2%

Burke County Industrial Facilities and Pollution Control
Financing Authority, Industrial Revenue, VRDN
(Bauer Industries Inc. Project) 3.10%
(LOC; Bank of Montreal)	1,855,000	a	1,855,000

Ohio--3.9%

Akron Bath Copley Joint Township Hospital District
Health Care Facilities Revenue, VRDN
(Summa Health Systems) 3.02% (LOC; Bank One)	10,000,000	a	10,000,000
Cleveland City School District, Revenue, RAN
5.50%, 6/1/2005 (Insured; AMBAC)	3,700,000		3,711,225
Ohio State University, Education Revenue
CP 2.02%, 5/13/2005	10,610,000		10,610,000
Ohio Water Development Authority
Solid Waste Facilities Revenue, VRDN
(Pel Technologies Project) 3.07% (LOC; Key Bank)	7,000,000	a	7,000,000

Oklahoma--1.2%

Oklahoma Student Loan Authority, Student Loan
Revenue, VRDN 3.05% (Insured; MBIA and

Liquidity Facility; DEPFA Bank PLC)	10,000,000	a	10,000,000

Pennsylvania--10.7%

Bethlehem Area School District, GO Notes, VRDN
3.02% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	10,000,000	a	10,000,000
Cumberland County, GO Notes, VRDN
3.05% (Insured; AMBAC and Liquidity Facility;
Wachovia Bank)	4,545,000	a	4,545,000
Dauphin County General Authority, Revenue, VRDN:
3.11% (Insured; FSA and Liquidity Facility: Bank of
Nova Scotia and KBC Bank)	15,925,000	a	15,925,000
School District Pooled Financing Program II
3.11% (Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	12,605,000	a	12,605,000
Lancaster County Hospital Authority, Health Care
Facilities Revenue, VRDN
(Willow Valley Retirement Project) 3.01%
(Insured; Radian Bank and Liquidity Facility;
Bank of America)	6,000,000	a	6,000,000
Langhorne Manor Borough Higher Education and Health
Authority, Revenue, VRDN (Heritage Towers Project)
3.10% (LOC; Bank of America)	3,405,000	a	3,405,000
Montgomery County Industrial Development Authority
Industrial Revenue, VRDN (Recigno Laboratories)
3.15% (LOC; Wachovia Bank)	1,840,000	a	1,840,000
New Garden General Authority, Revenue, VRDN
Municipal Pooled Financing Program 3%
(Insured; FSA and Liquidity Facility; Bank of Nova
Scotia)	2,500,000	a	2,500,000
North Lebanon Township Municipal Authority
Sewer Revenue, VRDN 3.04% (Insured; FSA
and Liquidity Facility; Dexia Credit Locale)	3,400,000	a	3,400,000
Temple University of the Commonwealth System
of Higher Education, College and University
Revenue 2.25%, 5/2/2005	10,000,000		10,000,265
West Cornwall Township Municipal Authority, Revenue
VRDN, Pennsylvania General Government Loan
Program 3.02% (Insured; FSA and Liquidity Facility;
Dexia Credit Locale)	4,523,000	a	4,523,000
County of York, GO Notes, TRAN 2.75%, 6/30/2005	11,500,000		11,514,130

Tennessee--1.9%

Metropolitan Government of Nashville and Davidson
County Industrial Development Board, Revenue
VRDN (Nashville Symphony Hall Project)
3% (LOC; Bank of America)	15,000,000	a	15,000,000

Texas--13.8%

Bexar County Housing Finance Corporation, MFHR
VRDN (Gates Capernaum Apartments Project)
3.12% (Liquidity Facility; Merrill Lynch)	4,000,000	a	4,000,000

Brazos River Authority, PCR, Refunding, VRDN
(TXU Energy Co. Project)
3.05% (LOC; Wachovia Bank)	5,700,000	a	5,700,000
Harris County:
Highway Revenue Tolls, Refunding
2.50%, 8/15/2005 (Insured; FGIC)	1,720,000		1,721,456
Transportation Revenue, CP:
2.55%, 6/22/2005 (Liquidity Facility; Dexia
Credit Locale)	3,400,000		3,400,000
2.75%, 6/22/2005 (Liquidity Facility; Dexia
Credit Locale)	3,000,000		3,000,000
Harris County Health Facilities Development Corporation
Revenue:
CP (Methodist Hospital) 2.07%, 5/9/2005	7,000,000		7,000,000
VRDN (St. Luke's Episcopal Hospital) 3.07%
(Liquidity Facility: Bank of America, Bayerische
Landesbank, JPMorgan Chase Bank and
Northern Trust Co.)	24,937,000	a	24,937,000
Houston Higher Education Facility, Education
Revenue, CP (Rice University) 2.40%, 5/23/2005	8,000,000		8,000,000
Montgomery County Housing Finance Corporation
MFHR, VRDN (Park at Woodline Town Homes)
3.12% (LOC; Citigroup Inc.)	7,500,000	a	7,500,000
Revenue Bond Certificate Series Trust, Various States
Revenue, VRDN:
(Chimney Project) 3.44% (GIC; AIG Funding Inc.)	6,230,000	a	6,230,000
(Pebble Brooke) 3.44% (GIC; AIG Funding Inc.)	7,000,000	a	7,000,000
City of San Antonio, Water Revenue, Refunding
VRDN 3% (Insured; MBIA and Liquidity Facility;
JPMorgan Chase Bank)	17,950,000	a	17,950,000
State of Texas, Revenue, TRAN 3%, 8/31/2005	7,000,000		7,032,231
Texas Department of Housing and Community Affairs
SFMR 1.95%, 8/3/2005 (GIC; CDC Funding Corp.)	3,500,000		3,500,000
Texas Municipal Power Agency, Electric Revenue
CP 2.04%, 5/25/2005 (Liquidity Facility: Bayerische
Landesbank, JPMorgan Chase Bank and State
Street Bank and Trust Co.)	5,000,000		5,000,000

Utah--1.7%

Intermountain Power Agency, Electric Revenue
CP 2%, 5/10/2005 (Liquidity Facility: Bank of
America and Bank of Nova Scotia)	13,800,000		13,800,000

Virginia--3.4%

Norfolk Economic Development Authority
New Empowerment Zone Facility Revenue, VRDN
(Metropolitan Machine Corp. Project)
3.05% (LOC; Wachovia Bank)	7,100,000	a	7,100,000
Norfolk Redevelopment and Housing Authority
Revenue, VRDN (Retirement Community)
3.02% (LOC; HSH Nordbank)	10,000,000	a	10,000,000
Virginia Beach Development Authority, Industrial Revenue
Refunding, VRDN (Giant Square Shopping Center)

3.05% (LOC; Wachovia Bank)			3,700,000	a	3,700,000
Virginia Housing Development Authority, Commonwealth
Mortgage Revenue 2.50%, 6/2/2005			7,100,000		7,100,000

Washington--5.0%

Everett Industrial Development Corporation
Exempt Facilities Revenue, VRDN
(Kimberly Clark Corp. Project) 3%			3,200,000	a	3,200,000
Seattle Housing Authority, Revenue, VRDN
(Newholly Project-Phase III) 3.07% (LOC; Key Bank)			2,450,000	a	2,450,000
Washington Economic Development Finance Authority
SWDR, VRDN:
(Cedar Grove Composing Project)
3.08% (LOC; Wells Fargo Bank)			5,900,000	a	5,900,000
(Lemay Enterprises Project)
3.08% (LOC; Bank of America)			5,665,000	a	5,665,000
(Waste Management Project)
3.08% (LOC; Bank of America)			5,500,000	a	5,500,000
Washington Housing Finance Commission, MFHR
VRDN:
Refunding (Avalon Ridge Apartments Project)
3.08% (Insured; FNMA)			10,000,000	a	10,000,000
(Queen Anne Project) 3.08%
(LOC; Bank of America)			7,500,000	a	7,500,000

Wisconsin--1.5%

Prescott School District, Revenue
BAN 2.30%, 11/1/2005			4,000,000		4,001,687
Sheboygan Area School District, Revenue
BAN 2.625% 8/15/2005			5,000,000		5,001,334
St. Croix Central School District, Revenue
BAN 2.75%, 8/1/2005			2,750,000		2,753,524

Wyoming--1.6%

County of Campbell, IDR
(Two Elk Power Generation Project)
2.40%, 12/1/2005 (GIC; Royal Bank of Canada)			12,800,000		12,800,000

Total Investments (cost $825,049,491)			102.0%		825,049,491

Liabilities, Less Cash and Receivables			(2.0)%		(15,824,486)

Net Assets			100.0%		809,225,005

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	IDR		Industrial Development Revenue
BAN	Bond Anticipation Notes	LOC		Letter of Credit
COP	Certificate of Participation	LOR		Limited Obligation Revenue

CP		Commercial Paper	MBIA	Municipal Bond Investors Assurance
EDR		Economic Development Revenue		Insurance Corporation
FGIC		Financial Guaranty Insurance Company	MFHR	Multi-Family Housing Revenue
FHLB		Federal Home Loan Bank	PCR	Pollution Control Revenue
FHLMC		Federal Home Loan Mortgage Corporation	RAN	Revenue Anticipation Notes
FNMA		Federal National Mortgage Association	SFMR	Single Family Mortgage Revenue
FSA		Financial Security Assurance	SWDR	Solid Waste Disposal Revenue
GIC		Guaranteed Investment Contract	TAN	Tax Anticipation Notes
GNMA		Government National Mortgage Association	TRAN	Tax and Revenue Anticipation Notes
GO		General Obligation	VRDN	Variable Rate Demand Notes

Summary of Combined Ratings

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	87.1
AAA, AA, A c		Aaa, Aa, A c		AAA, AA, A c	6.5
Not Rated d		Not Rated d		Not Rated d	6.4

100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate-subject to periodic change.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	June 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	June 17, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	June 17, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)